RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	$ 25,702,607	$ 23,339,701
Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	18,047,109	15,887,882
United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	2,412,555	1,801,922
Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	1,674,052	1,401,805
Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	999,544	964,201
Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	813,711	1,052,712
Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	586,275	531,227
Brazil
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	424,339	698,573
Peru
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	352,795	331,874
Chile
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	150,239	223,648
Multilateral – Bladex (Foreign Trade Bank of Latin America)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	87,500	73,088
Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	64,918	148,784
El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	40,890	79,850
Multilateral – Andean Development Corporation (Corporación Andina de Fomento)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	31,156	31,798
Mexico
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	13,761	24,695
BAC San José Liquid Fund (BAC San José Fondo Líquido – Riesgo País Mixto)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities	$ 3,763	15,494
Netherlands
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities		31,760
Puerto Rico
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities		23,830
Switzerland
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities		$ 16,558